May 3, 2018

VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re: American Fidelity Variable Separate Account C
(File Nos. 333-103492, 811-21313)

Ladies and Gentlemen:
On behalf of American Fidelity Assurance Company (the "Company") and American Fidelity Separate Account C ("Separate Account C"), I am filing this certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933.  In this regard, I certify that the form of Prospectus and Statement of Additional Information ("SAI") for certain variable annuity contracts offered by the Company through Separate Account C otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the form of Prospectus and SAI contained in the 485(b) post-effective amendment to registration statement on Form N-4 for Separate Account C, which was filed electronically with the Securities and Exchange Commission via EDGAR on April 27, 2018 and became effective on May 1, 2018.
Sincerely,

/s/Christopher T. Kenney
Christopher T. Kenney
Senior Vice President

American Fidelity Assurance Company • P.O. Box 25523 Oklahoma City, OK 73125-0523 • americanfidelity.com